SHAREHOLDERS' EQUITY (Schedule of fair value assumptions) (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	69.00%	66.00%
Expected volatility, maximum	72.00%	67.00%
Expected risk free interest rates range, minimum	1.50%	0.50%
Expected risk free interest rate range, maximum	3.00%	0.80%
Expected dividend yield	0.00%	0.00%
Expected life		5 years 1 month 6 days
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	65.00%	64.00%
Expected volatility, maximum	70.00%	70.00%
Expected risk free interest rates range, minimum	0.10%	0.00%
Expected risk free interest rate range, maximum	1.70%	0.10%
Expected dividend yield	0.00%	0.00%
Expected life	6 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years
Minimum [Member] | Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		4 months 24 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 4 months 24 days
Maximum [Member] | Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		6 months